Acquisitions (Details 9) - USD ($)	Nov. 30, 2017	Feb. 28, 2017
Acquisitions Details 9
Non-compete agreements	$ 700	$ 700
Customer Lists	66,800	66,800
Total Assets Acquired	$ 67,500	$ 67,500